UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21381

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
               (Exact name of registrant as specified in charter)

                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
               (Address of principal executive offices) (Zip code)

                                W. SCOTT JARDINE
                           FIRST TRUST PORTFOLIOS L.P.
                              1001 WARRENVILLE ROAD
                                    SUITE 300
                                 LISLE, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141

                        Date of fiscal year end: MAY 31

                   Date of reporting period: FEBRUARY 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      -------------
COMMON STOCKS - 98.8%

              AIR FREIGHT & LOGISTICS - 0.5%
     39,083   United Parcel Service, Inc., Class B ..........      $   2,919,891
                                                                   -------------
              AUTO COMPONENTS - 0.6%
     40,182   Magna International, Inc. .....................          2,990,344
                                                                   -------------
              BEVERAGES - 1.1%
     70,349   Anheuser-Busch Companies, Inc. ................          2,922,297
     70,316   The Coca-Cola Company .........................          2,951,163
                                                                   -------------
                                                                       5,873,460
                                                                   -------------
              CAPITAL MARKETS - 0.6%
    101,337   Allied Capital Corp. ..........................          2,973,227
                                                                   -------------
              CHEMICALS - 2.2%
     45,667   Air Products & Chemicals, Inc. ................          2,929,995
     73,019   E. I. du Pont de Nemours and Company ..........          2,938,285
     86,111   International Flavors & Fragrances, Inc. ......          2,982,024
     49,514   PPG Industries, Inc. ..........................          3,002,034
                                                                   -------------
                                                                      11,852,338
                                                                   -------------
              COMMERCIAL BANKS - 16.5%
    105,223   AmSouth Bancorporation ........................          2,919,938
     85,337   Associated Banc-Corp. .........................          2,941,566
     64,920   Bank of America Corp. .........................          2,976,582
     48,930   Bank of Montreal ..............................          2,971,519
     70,755   Bank of Nova Scotia ...........................          2,968,172
     73,640   BB&T Corp. ....................................          2,910,989
     43,011   Canadian Imperial Bank of Commerce ............          3,018,512
     38,754   City National Corp. ...........................          2,943,754
     51,282   Comerica, Inc. ................................          2,939,484
     52,012   Commerce Bancshares, Inc. .....................          2,681,219
     58,660   Compass Bancshares, Inc. ......................          2,949,425
     53,872   Cullen/Frost Bankers, Inc. ....................          2,969,425
     74,705   Fifth Third Bancorp ...........................          2,887,348
     86,924   First Midwest Bancorp, Inc. ...................          2,923,254
     21,300   Hancock Holding Company .......................            951,045
     66,160   Marshall & Ilsley Corp. .......................          2,911,040
     77,172   Mercantile Bankshares Corp. ...................          2,947,970
     53,191   National Bank of Canada .......................          3,035,273
     83,238   National City Corp. ...........................          2,896,682
    113,279   North Fork Bancorporation, Inc. ...............          2,893,146
    137,834   Old National Bancorp ..........................          2,928,973
     41,566   PNC Financial Services Group, Inc. ............          2,924,168
    143,826   Popular, Inc. .................................          2,938,365
     84,359   Regions Financial Corp. .......................          2,934,006
     35,769   Royal Bank of Canada ..........................          2,983,850
     40,375   SunTrust Banks, Inc. ..........................          2,921,939
    103,593   Synovus Financial Corp. .......................          2,936,861
     52,275   Toronto-Dominion Bank .........................          3,002,676
     51,669   Wachovia Corp. ................................          2,897,081
     45,547   Wells Fargo & Company .........................          2,924,117
     68,230   Wilmington Trust Corp. ........................          2,920,926
                                                                   -------------
                                                                      88,949,305
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      -------------
COMMON STOCKS - CONTINUED

              COMMERCIAL SERVICES & SUPPLIES - 1.6%
     48,399   Avery Dennison Corp. ..........................      $   2,903,940
     68,724   Pitney Bowes, Inc. ............................          2,937,264
     86,847   R.R. Donnelley & Sons Company .................          2,923,270
                                                                   -------------
                                                                       8,764,474
                                                                   -------------

              COMPUTERS & PERIPHERALS - 0.6%
     74,838   Diebold, Inc. .................................          2,993,520
                                                                   -------------

              CONSTRUCTION MATERIALS - 0.5%
     37,126   Vulcan Materials Company ......................          2,932,954
                                                                   -------------

              CONTAINERS & PACKAGING - 1.1%
     98,072   Bemis Company .................................          2,940,199
     91,575   Sonoco Products Company .......................          2,996,334
                                                                   -------------
                                                                       5,936,533
                                                                   -------------

              DISTRIBUTORS - 0.5%
     65,953   Genuine Parts Company .........................          2,936,228
                                                                   -------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
    104,997   AT&T Inc. .....................................          2,896,867
     92,641   BellSouth Corp. ...............................          2,925,603
    106,440   Telecom Corp. of New Zealand Ltd.,
                 Sponsored ADR ..............................          2,979,256
     86,439   Verizon Communications, Inc. ..................          2,912,994
                                                                   -------------
                                                                      11,714,720
                                                                   -------------

              ELECTRIC UTILITIES - 5.5%
     63,138   ALLETE, Inc. ..................................          2,946,650
     66,775   Cinergy Corp. .................................          2,943,442
     51,399   Exelon Corp. ..................................          2,935,397
     70,282   FPL Group, Inc. ...............................          2,946,924
    102,547   Great Plains Energy, Inc. .....................          2,912,335
    110,226   Hawaiian Electric Industries, Inc. ............          2,946,341
     70,977   Pinnacle West Capital Corp. ...................          2,913,606
     66,130   Progress Energy, Inc. .........................          2,934,849
     86,363   The Southern Company ..........................          2,938,933
    136,936   Westar Energy, Inc. ...........................          2,946,863
                                                                   -------------
                                                                      29,365,340
                                                                   -------------

              ELECTRICAL EQUIPMENT - 1.5%
     70,001   Baldor Electric Company .......................          2,257,532
     35,484   Emerson Electric Company ......................          2,902,946
     65,121   Hubbell, Inc., Class B ........................          3,026,173
                                                                   -------------
                                                                       8,186,651
                                                                   -------------

              FOOD & STAPLES RETAILING - 1.1%
     97,552   Sysco Corp. ...................................          2,935,340
     68,788   Weis Markets, Inc. ............................          3,072,072
                                                                   -------------
                                                                       6,007,412
                                                                   -------------


Page 2           See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2006 (UNAUDITED)


                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      -------------
COMMON STOCKS - CONTINUED

              FOOD PRODUCTS - 8.2%
     72,019   Cadbury Schweppes PLC, Sponsored ADR ..........      $   2,947,017
     95,125   Campbell Soup Company .........................          2,961,241
    142,160   ConAgra Foods, Inc. ...........................          2,989,625
     59,925   General Mills, Inc. ...........................          2,951,306
     79,378   H.J. Heinz Company ............................          3,006,045
     65,425   Kellogg Company ...............................          2,898,982
     97,166   Kraft Foods, Inc. .............................          2,923,725
     72,337   Lancaster Colony Corp. ........................          2,903,607
     88,679   McCormick & Company, Inc. .....................          2,911,332
    165,122   Sara Lee Corp. ................................          2,917,706
     56,229   The Hershey Company ...........................          2,876,113
     75,086   The J.M. Smucker Company ......................          2,967,399
     42,107   Unilever NV ...................................          2,930,226
     70,450   Unilever PLC, Sponsored ADR ...................          2,927,198
     45,500   Wm. Wrigley Jr. Company .......................          2,891,070
                                                                   -------------
                                                                      44,002,592
                                                                   -------------

              GAS UTILITIES - 5.0%
     83,074   AGL Resources, Inc. ...........................          2,982,357
    111,562   Atmos Energy Corp. ............................          2,945,237
     82,933   Equitable Resources, Inc. .....................          3,015,444
     90,644   National Fuel Gas Company .....................          2,935,053
     65,644   New Jersey Resources Corp. ....................          2,953,980
     80,463   Peoples Energy Corp. ..........................          2,953,797
    119,608   Piedmont Natural Gas Company, Inc. ............          2,956,710
    131,552   UGI Corp. .....................................          2,953,342
     95,341   WGL Holdings, Inc. ............................          2,936,503
                                                                   -------------
                                                                      26,632,423
                                                                   -------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
     94,152   Arrow International Inc. ......................          2,913,063
     56,957   Hillenbrand Industries, Inc. ..................          2,895,694
                                                                   -------------
                                                                       5,808,757
                                                                   -------------

              HOTELS, RESTAURANTS & LEISURE - 0.5%
     83,074   McDonald's Corp. ..............................          2,900,113
                                                                   -------------

              HOUSEHOLD DURABLES - 1.1%
    123,443   Leggett & Platt, Inc. .........................          2,898,442
     75,762   Snap-On, Inc. .................................          2,948,657
                                                                   -------------
                                                                       5,847,099
                                                                   -------------

              HOUSEHOLD PRODUCTS - 1.6%
     53,823   Colgate-Palmolive Company .....................          2,932,277
     49,324   Kimberly-Clark Corp. ..........................          2,918,994
     48,736   The Clorox Company ............................          2,970,459
                                                                   -------------
                                                                       8,821,730
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      -------------
COMMON STOCKS - CONTINUED

              INDEPENDENT POWER PRODUCERS &
                 ENERGY TRADERS - 1.1%
     50,181   Constellation Energy Group, Inc. ..............      $   2,947,632
    103,739   Duke Energy Corp. .............................          2,946,188
                                                                   -------------
                                                                       5,893,820
                                                                   -------------
              INDUSTRIAL CONGLOMERATES - 1.1%
     39,920   3M Company ....................................          2,937,713
     88,812   General Electric Company ......................          2,919,250
                                                                   -------------
                                                                       5,856,963
                                                                   -------------
              INSURANCE - 5.5%
     99,564   Arthur J. Gallagher & Company .................          2,936,142
     66,594   Cincinnati Financial Corp. ....................          2,954,110
     48,519   Jefferson-Pilot Corp. .........................          2,923,270
     51,211   Lincoln National Corp. ........................          2,907,248
     46,400   Manulife Financial Corp. ......................          2,966,816
     49,800   MBIA Inc. .....................................          2,925,252
     52,303   Mercury General Corp. .........................          2,923,738
    137,448   Old Republic International Corp. ..............          2,926,268
     54,360   The Allstate Corp. ............................          2,977,841
     60,867   Unitrin, Inc. .................................          2,942,919
                                                                   -------------
                                                                      29,383,604
                                                                   -------------
              LEISURE EQUIPMENT & PRODUCTS - 0.5%
     58,220   Polaris Industries, Inc. ......................          2,913,911
                                                                   -------------
              MACHINERY - 1.1%
     38,340   Deere & Company ...............................          2,924,192
     41,915   Eaton Corp. ...................................          2,920,218
                                                                   -------------
                                                                       5,844,410
                                                                   -------------
              MEDIA - 3.3%
     74,516   Dow Jones & Company, Inc. .....................          3,029,075
     46,784   Gannett Co., Inc. .............................          2,908,093
     47,740   Knight-Ridder, Inc. ...........................          2,865,355
     83,521   Lee Enterprises, Inc. .........................          2,919,059
    103,703   The New York Times Company ....................          2,926,499
     95,620   Tribune Company ...............................          2,925,972
                                                                   -------------
                                                                      17,574,053
                                                                   -------------
              MULTI-UTILITIES - 8.2%
     57,480   Ameren Corp. ..................................          2,912,512
     64,045   Consolidated Edison, Inc. .....................          2,937,744
     39,540   Dominion Resources, Inc. ......................          2,969,454
    117,765   Energy East Corp. .............................          2,951,191
     72,036   KeySpan Corp. .................................          2,935,467
     82,261   MDU Resources Group, Inc. .....................          2,899,700
    100,516   NSTAR .........................................          2,951,150
    105,638   OGE Energy Corp. ..............................          3,037,092
    119,195   PNM Resources Inc. ............................          2,950,076
     71,529   SCANA Corp. ...................................          2,916,953
     60,554   Sempra Energy .................................          2,896,903


Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      -------------
COMMON STOCKS - CONTINUED

              MULTI-UTILITIES - (CONTINUED)
    111,099   Vectren Corp. .................................      $   2,928,570
     72,694   Wisconsin Energy Corp. ........................          2,971,004
     55,341   WPS Resources Corp. ...........................          2,908,169
    155,199   Xcel Energy, Inc. .............................          2,880,493
                                                                   -------------
                                                                      44,046,478
                                                                   -------------
              OIL, GAS & CONSUMABLE FUELS - 4.3%
     43,341   BP PLC, Sponsored ADR .........................          2,878,709
     50,892   Chevron Corp. .................................          2,874,380
     47,189   ConocoPhillips ................................          2,876,641
     48,703   Exxon Mobil Corp. .............................          2,891,497
     40,592   Marathon Oil Corp. ............................          2,865,795
     48,122   Royal Dutch Shell PLC, ADR, Class A ...........          2,910,419
     23,028   Total SA, Sponsored ADR .......................          2,904,522
     96,560   TransCanada Corp. .............................          2,962,461
                                                                   -------------
                                                                      23,164,424
                                                                   -------------
              PERSONAL PRODUCTS - 0.6%
    104,923   Avon Products, Inc. ...........................          3,027,029
                                                                   -------------
              PHARMACEUTICALS - 3.8%
     67,806   Abbott Laboratories ...........................          2,995,669
    126,957   Bristol-Myers Squibb Company ..................          2,932,707
     57,604   GlaxoSmithKline PLC, ADR ......................          2,927,435
     50,569   Johnson & Johnson .............................          2,915,303
     52,471   Lilly (Eli) & Company .........................          2,918,437
    112,845   Pfizer, Inc. ..................................          2,955,410
     60,232   Wyeth .........................................          2,999,554
                                                                   -------------
                                                                      20,644,515
                                                                   -------------
              REAL ESTATE (REITS) - 10.9%
     61,183   Archstone-Smith Trust .........................          2,900,074
     28,317   AvalonBay Communities, Inc. ...................          2,916,651
     53,735   BRE Properties, Inc., Class A .................          2,921,572
     83,003   Duke Realty Corp. .............................          2,913,405
     95,651   Equity Office Properties Trust ................          3,008,224
     64,045   Equity Residential ............................          2,899,958
     42,023   Federal Realty Investment Trust ...............          2,928,583
    106,401   Health Care Property Investors, Inc. ..........          2,922,835
     81,352   Kimco Realty Corp. ............................          2,922,977
     65,791   Liberty Property Trust ........................          2,946,121
     64,142   Mack-Cali Realty Corp. ........................          2,879,976
    119,244   New Plan Excel Realty Trust ...................          2,987,062
     72,089   Pennsylvania Real Estate Investment Trust .....          2,912,396
     77,908   Plum Creek Timber Company, Inc. ...............          2,894,282
     55,739   Prologis ......................................          2,927,412
     37,871   Public Storage, Inc. ..........................          2,954,695
     34,908   Simon Property Group, Inc. ....................          2,896,317
    109,569   United Dominion Realty Trust, Inc. ............          2,930,971
     88,893   Washington Real Estate Investment Trust .......          2,970,804
     72,820   Weingarten Realty Investors ...................          2,867,652
                                                                   -------------
                                                                      58,501,967
                                                                   -------------


                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST VALUE LINE(R) DIVIDEND FUND
PORTFOLIO OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2006 (UNAUDITED)

                                                                      MARKET
   SHARES                                                              VALUE
-------------                                                      -------------
COMMON STOCKS - CONTINUED

              SPECIALTY RETAIL - 0.6%
     69,700   The Sherwin-Williams Company                         $   3,174,835
                                                                   -------------

              TEXTILES, APPAREL & LUXURY GOODS - 0.5%
     52,743   VF Corp.                                                 2,890,316
                                                                   -------------

              THRIFTS & MORTGAGE FINANCE - 2.7%
    102,476   Astoria Financial Corp.                                  2,937,987
     89,842   Capitol Federal Financial                                2,961,192
     43,430   Freddie Mac                                              2,926,748
    125,122   Washington Federal, Inc.                                 2,960,387
     67,603   Washington Mutual, Inc.                                  2,886,648
                                                                   -------------
                                                                      14,672,962
                                                                   -------------

              TOBACCO - 0.5%
     68,852   Universal Corp.                                          2,800,211
                                                                   -------------

              WIRELESS TELECOMMUNICATION SERVICES - 0.5%
     46,474   ALLTEL Corp.                                             2,934,833
                                                                   -------------

              TOTAL COMMON STOCKS                                    531,733,442
                                                                   -------------
              (Cost $478,045,155)


              TOTAL INVESTMENTS - 98.8%                              531,733,442
              (Cost $478,045,155)*

              NET OTHER ASSETS & LIABILITIES - 1.2%                    6,212,531
                                                                   -------------
              NET ASSETS - 100.0%                                  $ 537,945,973
                                                                   =============

--------------------------------------------------------------------

          * Aggregate cost for federal income tax and financial reporting purposes.

        ADR   American Depository Receipt

       REIT   Real Estate Investment Trust


Page 6          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST VALUE LINE(R) DIVIDEND FUND
                                FEBRUARY 28, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Value Line(R) Dividend Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of February 28, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $62,636,394, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,948,107.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST TRUST VALUE LINE(R) DIVIDEND FUND
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By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     APRIL 27, 2006
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By (Signature and Title)*   /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                            Mark R. Bradley, Treasurer, Controller,
                            Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     APRIL 27, 2006
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* Print the name and title of each signing officer under his or her signature.